Retirement benefit plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Employer contributions to plan assets	$ 427	$ 434
Expected remaining working years	9 years 7 months 24 days
Defined contribution plan, employer contribution	$ 195	$ 199	$ 242